Debt facilities (Details) - Schedule of future payments under financing obligations - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Fiscal Year
Remainder of 2021	$ 573,803	$ 1,169,175
2022	1,326,390	1,346,001
2023	1,330,651	1,336,393
2024	1,165,122	1,170,864
2025	751,928	757,670
Thereafter	294,072	178,723
Total future payments	5,441,966	5,958,826
Less amount representing interest	1,170,831	1,391,880
Total financing obligations	$ 4,271,135	$ 4,566,946